FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of financial assets

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Debt instruments at amortized cost:
Trade receivables: current	46,760	56,274	7,758
Trade receivables: non-current	10,520	4,714	650
Financial assets included in other receivables	82,406	78,943	10,883
Financial assets at fair value through other comprehensive income:
Bills receivable	8,500	9,200	1,268

Total	148,186	149,131	20,559

Total Current	137,666	144,417	19,909
Total Non-current	10,520	4,714	650

Schedule of financial liabilities

	December 31,	June 30,	June 30
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Derivatives not designated as hedging instruments：
Derivative financial liabilities (i)	824	958	132
Financial liabilities at amortized cost:
Trade payables	20,326	21,529	2,968
Financial liabilities in other payables and accruals	6,749	83,809	11,555
Lease liabilities	2,915	2,382	330
Due to related companies	3,408	6,117	843
Due to the Shareholder	7,153	184,054	25,375
Interest-bearing loans and borrowings	74,000	72,500	9,996

Total	115,375	371,349	51,199

Total current	42,777	301,276	41,538
Total non-current	72,598	70,073	9,661

Schedule of group’s financial instruments carrying amount

	December 31,		June 30,
	2022		2023		2023
	CNY		CNY		US$
	(Audited)		(Unaudited)		(Unaudited)
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value

Financial liabilities
Interest-bearing loans and borrowings	74,000	77,636	72,500	76,396	9,996	10,532

Total	74,000	77,636	72,500	76,396	9,996	10,532

Schedule of fair value measurement

As of December 31, 2022	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY
Recurring fair value measurement:
Financial assets
Bills receivable	—	8,500	—	8,500
Financial liabilities
Derivative financial liabilities	—	824	—	824

As of June 30, 2023 (Unaudited)	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY

Recurring fair value measurement:

Financial assets
Bills receivables	—	9,200	—	9,200
Financial liabilities
Derivative financial liabilities	—	958	—	958

As of June 30, 2023 (Unaudited)	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$

Recurring fair value measurement:

Financial assets
Bills receivables	—	1,268	—	1,268
Financial liabilities
Derivative financial liabilities	—	132	—	132